Shareholders' Equity - Additional Information (Details) SFr in Thousands		6 Months Ended
		Jun. 30, 2025 CHF (SFr) shares	Jun. 30, 2024 shares	Dec. 31, 2024 CHF (SFr) shares
Disclosure of classes of share capital [line items]
Share capital | SFr		SFr 558		SFr 446
Number of Options, Exercised	[1]	335,581	95,590
RSU
Disclosure of classes of share capital [line items]
Number of RSUs vested		97,990
Treasury shares
Disclosure of classes of share capital [line items]
Number of shares		(3,500,000)	(1,000,000)	(1,000,000)

[1]	Forfeited amount includes earnout options forfeited during the six month periods ended June 30, 2025 and 2024. No SARs had been exercised or forfeited during the six months ended June 30, 2025 and 2024.